Subsequent Events (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events

11.  SUBSEQUENT EVENTS

Novel coronavirus (“COVID-19”) has spread rapidly to many parts of China and other parts of the world in the first quarter of calendar year 2020. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Group’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may affect the Group’s business operations and its financial condition and operating results for fiscal year 2020, including but not limited to negative impact to the Group’s total revenues. Although as of June 1, 2020, all branches of ZDSE (a subsidiary engaged in career management guidance business) have been reopened, the extent of the future business disruption and the related financial impact cannot be reasonably estimated at this time because of the significant uncertainties surrounding the COVID-19 outbreak.

In accordance with ASC 855-10, the Company has analyzed its operations from June 30, 2020 to the date of when the financial statements were issued and has determined that the Company does not have any material subsequent events to disclose in these financial statements.

12.	SUBSEQUENT EVENTS

The outbreak of coronavirus (COVID-19) in January 2020 resulted in interruption of commencement of tutorial classes which adversely affected the businesses significantly. Management is evaluating the impact and developing actions plan to minimize the effect of the COVID-19 pandemic and to recover business as soon as possible.

There is no other subsequent events have occurred that would require recognition or disclosure in the financial statements.

11.	SUBSEQUENT EVENTS

In March 2019, the Company terminated the lease for the office in Shenzhen, PRC three months early of the one year term, which caused the forfeiture of the security deposit amounting to $27,260 and the impairment loss of leasehold improvements and equipment amounting to $55,919.

In accordance with ASC 855-10, the Company has analyzed its operations from December 31, 2018 to the date of when the financial statements were issued and has determined that except the above, and the redomiciling and share exchange transaction described at Note 1, the Company does not have any material subsequent events to disclose in these financial statements.

Zhongdehui (SZ) Development Co., Limited [Member]
Subsequent Events
9.	SUBSEQUENT EVENTS

In accordance with ASC 855-10 we have analyzed our operations subsequent June 30, 2018 to the date that the financial statements were issued and have determined that we do not have any material subsequent events to disclose.